Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Trade payables	$ 237	$ 227
Accruals	834	950
Lease liabilities	235	261
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	1,050
Notes/debentures	3,744	3,819
Interest payable	1,484	1,641
Debt-related hedges outflows	1,055	1,076
Debt-related hedges inflows	(1,091)	(1,195)
Trade payables	237	227
Accruals	834	950
Lease liabilities	263	288
Foreign exchange contracts outflows	5,043	3,489
Foreign exchange contracts inflows	(5,351)	(3,470)
Other financial liabilities	750	128
Total	8,018	6,953
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	1,050
Notes/debentures	600	0
Interest payable	151	153
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(23)	(25)
Trade payables	237	227
Accruals	834	950
Lease liabilities	68	73
Foreign exchange contracts outflows	2,951	0
Foreign exchange contracts inflows	(3,118)	0
Other financial liabilities	725	110
Total	3,497	1,510
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	242	600
Interest payable	125	153
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(23)	(25)
Trade payables	0	0
Accruals	0	0
Lease liabilities	52	63
Foreign exchange contracts outflows	2,092	1,746
Foreign exchange contracts inflows	(2,233)	(1,738)
Other financial liabilities	25	18
Total	302	839
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	1,033	242
Interest payable	105	127
Debt-related hedges outflows	1,011	22
Debt-related hedges inflows	(1,045)	(25)
Trade payables	0	0
Accruals	0	0
Lease liabilities	40	46
Foreign exchange contracts outflows	0	1,743
Foreign exchange contracts inflows	0	(1,732)
Other financial liabilities	0	0
Total	1,144	423
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	500	1,108
Interest payable	84	105
Debt-related hedges outflows	0	1,010
Debt-related hedges inflows	0	(1,120)
Trade payables	0	0
Accruals	0	0
Lease liabilities	29	35
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	613	1,138
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	0	500
Interest payable	76	84
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	21	26
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	97	610
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	1,369	1,369
Interest payable	943	1,019
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	53	45
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	$ 2,365	$ 2,433